Document And Entity Information	6 Months Ended
Sep. 30, 2024
Document Information Line Items
Entity Registrant Name	CCSC Technology International Holdings Ltd
Document Type	6-K
Current Fiscal Year End Date	--03-31
Amendment Flag	false
Entity Central Index Key	0001931717
Document Period End Date	Sep. 30, 2024
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	Q2
Entity File Number	001-41919